Gain (Loss) on Settlement of Debt	12 Months Ended
Dec. 31, 2020
Investments, All Other Investments [Abstract]
Gain (Loss) on Settlement of Debt

15. Gain (Loss) on Settlement of Debt

During the year ended December 31, 2020 a convertible promissory note was converted into 2,520,434 shares of common stock at $0.09 per share for $226,839. The original value of the convertible promissory note converted was $182,565 as a result of the conversion the Company recognized a loss of $44,274 on settlement of debt.

During the year ended December 31, 2020, the Company reached a legal settlement agreement with an investor. In accordance with the settlement agreement, 4,166,667 post-stock split (25,000,000 pre-stock split), reserved shares were released and returned to the Company. This transaction resulted in a gain on debt settlement of $229,142.

During year ended December 31, 2019, the Company reached a legal settlement agreement (the “unwinding”) with an individual investor to dissolve the Debt Settlement and Mutual Release Agreement entered into on January 12, 2018. In accordance with the settlement agreement, 19,055,551 pre-stock split, reserved shares were released and returned to the Company. In addition, 5,944,449 pre-stock split (990,742 post-stock split) shares already issued were returned to the Company’s treasury, and cancelled, reducing the Company’s issued and outstanding shares accordingly. The Company closed the unwinding in August 2019.